RELATED PARTY TRANSACTIONS (Details) - USD ($)	Aug. 31, 2014	Aug. 31, 2013
Related Party Transactions Details
Common stock issued for directors and officers' fees, Shares	63,333
Common stock issued for directors and officers' fees, Amount	$ 148,999
Common stock issued for consulting and payroll services- Related parties, Shares	167,139
Common stock issued for consulting and payroll services- Related parties, Amount	$ 295,709
Related Party Transaction , Shares	230,472
Related Party Transaction , Amount	$ 444,708